                                         SEMIANNUAL REPORT
                                         DECEMBER 31, 2002

SPECIAL MONEY MARKET FUND, INC.

FUND TYPE
Money Market

OBJECTIVE
High current income consistent with the preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Special Money Market Fund, Inc.    Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Special Money Market Fund, Inc. (the Fund) seeks high current income consistent with the preservation of principal and liquidity. The
Fund is a diversified portfolio of high-quality, U.S.
dollar-denominated money market securities issued by the U.S. government, its agencies, and major corporations and commercial banks of the United
States and foreign countries. Maturities can range from 1 day to 13 months. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to 13 months or less. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

              (CHART)

Semiannual Report    December 31, 2002


    Fund Facts                                       As of 12/31/02

                                7-Day         Net Asset    Weighted Avg.   Net Assets
                            Current Yield    Value (NAV)    Mat. (WAM)    (Millions)
Class A                         0.65%           $1.00        56 Days       $  2,621
Class B/C*                      0.77%           $1.00        56 Days       $246,504
Class Z*                        0.77%           $1.00        56 Days       $  1,419
iMoneyNet, Inc.
Taxable Prime Retail Avg.**     0.74%           $1.00        54 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 *Class B/C and Class Z shares are not subject to
  distribution and service (12b-1) fees.
**iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail
  Average category as of December 31, 2002.

Weighted Average Maturity Comparison

              (CHART)
                                            1

PRUDENTIAL FINANCIAL (LOGO)    February 20, 2003

DEAR SHAREHOLDER,
Money market funds and other conservative assets served as safe havens for investors discouraged by a volatile equity market during the six months ended
December 31, 2002, the reporting period of the Special Money Market Fund. A sell-off in the U.S.
stock market continued during the summer of 2002. The accumulated declines were such that a rally in share prices during the autumn failed to erase all of the earlier losses. Even though there were signs that the U.S. economy continued to expand, the stock market ended 2002 sharply lower.

Doubts about the staying power of the economic expansion, among other developments, encouraged a trend toward sharply lower interest rates. Declining rates reduced the level of income earned in all money market funds, including this Fund. Nevertheless, the Fund's investment strategy helped its Class B/C shares provide a higher yield than the yield of the average comparable portfolio as measured by iMoneyNet, Inc.

On the following pages, the Fund's management team explains conditions in the money markets and the Fund's investments. Thank you for your continued confidence in our mutual funds. We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Special Money Market Fund, Inc.

Special Money Market Fund, Inc.    Money Market Series

Semiannual Report    December 31, 2002

INVESTMENT ADVISER'S REPORT

RATES DECLINED TO HISTORICALLY LOW LEVELS
The economic, investment, and geopolitical climate was a source of great concern to investors during our six-month reporting period that began
July 1, 2002. The U.S. economic recovery remained uneven. Corporate governance scandals pummeled an already weakened stock market in the summer. There was also the threat of war with Iraq and the recent maneuvers of North Korea with respect to its nuclear program. Taken together, these developments pressured interest rates, which fell to their lowest level in more than 40 years. In this environment, we maintained an approach to security selection and interest-rate risk that aimed to enhance the Fund's yields via conservative investment strategies.

There was conjecture that the economy might be headed for an extended period of sluggishness or the remote possibility of a so-called "double dip" recession.
This view encouraged speculation that the Federal
Reserve (the Fed) would reduce short-term interest rates later in the year to stimulate economic growth.
The outlook for more accommodative monetary policy hastened the decline in money market yields.

GOOD VALUE IN FEDERAL AGENCY SECURITIES
We positioned the Fund's weighted average maturity
(WAM) shorter than its competitive average early in
our reporting period because we did not expect the
Fed to ease monetary policy. (WAM measures a
portfolio's sensitivity to changes in interest rates.
It takes into account the maturity and quantity of
each security held in a portfolio.) However, we began
to lengthen the Fund's WAM later on by purchasing
what we believed to be attractively priced corporate
securities that mature in one year to lock in yields
before they fell even further. We also invested in
federal agency securities scheduled to mature in 13
months that could be retired early (or called) by
their issuers in three months. These callable
securities featured attractive yields to compensate
investors for this early maturity option. Meanwhile,
we increased
                                                 3

Special Money Market Fund, Inc.    Money Market Series

Semiannual Report    December 31, 2002

the Fund's exposure to adjustable-rate securities whose rates are reset on a weekly, monthly, or quarterly basis. We reasoned that if the economy eventually picks up steam in 2003 and money market yields begin to climb, these securities would help enhance the Fund's income stream as their rates reset to higher levels.

The Fed finally took steps to boost economic growth by easing monetary policy half a percentage point in November 2002. This lowered the target for the federal funds rate (what banks charge each other for overnight loans) to 1.25%. In explaining their actions, the central bankers noted that heightened geopolitical risks and other factors hurt spending, production, and employment. After the rate cut, we took advantage of attractive investment opportunities that often arise in December as companies pay seasonally higher interest rates to borrow money into 2003.

LOOKING AHEAD
The economic outlook for the United States still remains uncertain, particularly in light of the increasing likelihood of war with Iraq. Until economic growth is on a firm foundation, the Fed will be reluctant to increase the target for the federal funds rate and the low-interest-rate environment could continue for most of 2003. Nevertheless, with interest rates already at historically low levels, we believe it is important to continue adding to the Fund's exposure to adjustable-rate money market securities to help prepare the Fund for the time when rates will eventually head higher.

Special Money Market Fund, Inc. Management Team

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of December 31, 2002 (Unaudited)

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
Bank Notes  10.9%
              American Express Centurion Bank
$     1,000   1.42%, 1/27/03(a)                                       $    1,000,000
              Bank One NA
      3,000   1.95%, 1/24/03(a)                                            3,001,145
     10,000   1.635%, 3/26/03(a)                                          10,019,227
              Chase Manhattan Corp.
      3,000   1.56%, 3/17/03(a)                                            3,002,630
              FleetBoston Financial Corp.
      9,265   1.925%, 1/14/03(a)                                           9,271,437
              JP Morgan Chase & Co.
      1,000   1.52%, 2/24/03(a)                                            1,000,701
                                                                      --------------
                                                                          27,295,140
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  0.4%
              Toronto Dominion Bank
      1,000   2.705%, 3/12/03                                              1,001,702
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  5.6%
              Banco Bilbao Vizcaya Argentaria
      4,000   1.405%, 1/16/03(a)                                           4,000,000
              Dresdner Bank AG
      4,000   1.42%, 1/3/03(a)                                             4,000,000
              Unicredito Italiano SpA
      6,000   1.38%, 1/27/03                                               6,000,000
                                                                      --------------
                                                                          14,000,000
-------------------------------------------------------------------------------------
Commercial Paper  47.8%
              Amsterdam Funding Corp.
      4,000   1.77%, 1/3/03                                                3,999,607
              Anz (Delaware), Inc.
      2,000   1.35%, 3/11/03                                               1,994,825
              Barclays US Funding Corp.
      1,000   1.40%, 2/25/03                                                 997,861
              Barton Capital Corp.
      2,000   1.40%, 1/21/03                                               1,998,444
              CBA (Delaware) Finance, Inc.
      1,600   1.34%, 3/18/03                                               1,595,474

    See Notes to Financial Statements                                      5

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of December 31, 2002 (Unaudited)
Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
              Danske Corp.
$     1,900   1.35%, 2/26/03                                          $    1,896,010
      1,700   1.35%, 3/5/03                                                1,695,984
      2,900   1.35%, 3/20/03                                               2,891,517
              Dresdner US Finance Inc.
      4,600   1.35%, 3/12/03                                               4,587,925
              Fortis Funding LLC
      8,500   1.32%, 6/9/03                                                8,450,445
              HBOS Treasury Services PLC
      1,000   1.40%, 1/22/03                                                 999,183
      3,950   1.37%, 1/23/03                                               3,946,693
      6,250   1.36%, 2/25/03                                               6,237,014
      1,000   1.37%, 3/10/03                                                 997,412
              Independence Funding LLC
      2,459   1.36%, 3/6/03                                                2,453,055
              ING America Insurance Holdings, Inc.
     12,000   1.34%, 3/11/03                                              11,969,180
              Market Street Funding Corp.
      3,000   1.40%, 1/21/03                                               2,997,667
              New Center Asset Trust
      2,900   1.37%, 3/4/03                                                2,893,157
              New York Life Capital Corp.
      8,000   1.34%, 2/6/03                                                7,989,280
      4,500   1.34%, 2/18/03                                               4,491,960
              Old Line Funding Corp.
      1,956   1.40%, 1/21/03                                               1,954,479
      9,367   1.42%, 1/24/03                                               9,358,502
              Santander Central Hispano Finance
     11,000   1.33%, 2/27/03                                              10,976,836
              Swiss Re Financial Products Corp.
      8,000   1.35%, 2/12/03                                               7,987,400
              Three Pillars Funding Corp.
      4,900   1.42%, 1/15/03                                               4,897,294
      4,661   1.39%, 2/27/03                                               4,650,742

    6                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of December 31, 2002 (Unaudited)
Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
              Thunder Bay Funding, Inc.
$     1,082   1.46%, 1/24/03                                          $    1,080,991
      1,022   1.41%, 1/31/03                                               1,020,799
      2,741   1.375%, 2/18/03                                              2,735,975
                                                                      --------------
                                                                         119,745,711
-------------------------------------------------------------------------------------
Other Corporate Obligations  32.6%
              Allstate Life Insurance Co.
      1,000   1.88%, 2/3/03 (cost $1,000,000; purchased
               4/30/01)(a)(b)                                              1,000,000
              American General Finance Corp.
      1,830   1.47%, 3/1/03                                                1,843,579
              Bear Stearns Co., Inc.
      8,855   1.33%, 1/2/03                                                8,855,000
      1,250   6.125%, 2/1/03                                               1,254,549
              Cargill, Inc.
      8,971   1.41%, 1/27/03                                               8,971,000
      2,000   1.41%, 1/28/03                                               2,000,000
              Citigroup, Inc.
      1,000   1.39%, 5/30/03(a)                                            1,000,359
              General Electric Capital Assurance Corp.
      2,000   1.50%, 1/22/03 (cost $2,000,000; purchased
               7/19/01)(a)(b)                                              2,000,000
              General Electric Capital Corp.
      6,000   1.45%, 1/17/03(a)                                            6,000,000
      2,600   7.00%, 2/3/03                                                2,611,705
              Goldman Sachs Group LP
      8,000   1.56%, 1/13/04(a)                                            8,000,000
              Merrill Lynch & Co., Inc.
      5,000   1.4725%, 1/13/03(a)                                          5,000,000
      6,365   6.00%, 2/12/03                                               6,391,767
      1,000   6.13%, 4/7/03                                                1,010,743
              Metropolitan Life Insurance Co.
      2,000   1.8719%, 1/2/03 (cost $2,000,000; purchased
               9/17/01)(a)(b)                                              2,000,000

    See Notes to Financial Statements                                      7

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of December 31, 2002 (Unaudited)
Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
              Morgan Stanley Dean Witter
$     2,000   7.125%, 1/15/03                                         $    2,003,522
      1,500   1.62%, 2/21/03(a)                                            1,500,298
      2,000   7.375%, 4/15/03                                              2,026,748
      5,000   1.52%, 1/15/04(a)                                            5,000,000
              Salomon Smith Barney Holdings, Inc.
      3,817   6.25%, 5/15/03                                               3,877,049
              Toyota Motor Credit Corp.
      5,599   5.625%, 1/13/03(a)                                           5,790,447
              Wells Fargo & Co.
      3,615   5.75%, 2/1/03                                                3,626,556
                                                                      --------------
                                                                          81,763,322
-------------------------------------------------------------------------------------
U.S. Government Agency Obligation  3.4%
              Federal Home Loan Mortgage Corp.
      4,000   1.75%, 5/12/03                                               4,000,000
              Federal National Mortgage Assoc.
      4,471   1.29%, 2/25/03                                               4,462,189
                                                                      --------------
                                                                           8,462,189
                                                                      --------------
              Total Investments  100.7%
               (amortized cost $252,268,064)(c)                          252,268,064
              Liabilities in excess of other assets  (0.7%)               (1,723,268)
                                                                      --------------
              Net Assets 100%                                         $  250,544,796
                                                                      --------------
                                                                      --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $5,000,000, and is approximately 2.0% of net assets.
(c) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

    8                                      See Notes to Financial Statements

    Special Money Market Fund, Inc.       Money Market Series
          Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2002 was as follows:

Commercial Bank......................................................    34.1%
Security Brokers & Dealers...........................................    17.9
Asset-Backed Securities..............................................    15.0
Fire, Marine, Casualty Insurance.....................................     8.4
Life Insurance.......................................................     6.2
Grain Mills Products.................................................     4.4
Short-Term Business Credit...........................................     4.2
Bank Holding Companies-Domestic......................................     4.1
Federal Credit Agencies..............................................     3.4
Motor Vehicle........................................................     2.3
Personal Credit......................................................     0.7
                                                                        -----
                                                                        100.7
Liabilities in excess of other assets................................    (0.7)
                                                                        -----
                                                                        100.0%
                                                                        -----
                                                                        -----

    See Notes to Financial Statements                                      9

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $ 252,268,064
Cash                                                                     67,053
Receivable for Series shares sold                                       967,378
Interest receivable                                                     694,423
Prepaid expenses                                                          6,739
                                                                -----------------
      Total assets                                                  254,003,657
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     1,884,086
Payable for Series shares reacquired                                  1,422,964
Management fee payable                                                  106,775
Accrued expenses                                                         39,813
Dividends payable                                                         4,952
Distribution fee payable                                                    271
                                                                -----------------
      Total liabilities                                               3,458,861
                                                                -----------------
NET ASSETS                                                        $ 250,544,796
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
      Common stock, $0.001 par value per share                    $     250,545
      Paid-in capital in excess of par                              250,294,251
                                                                -----------------
Net assets, December 31, 2002                                     $ 250,544,796
                                                                -----------------
                                                                -----------------
Class A:
   Net asset value, offering price and redemption price per
      share ($2,621,336 / 2,621,336 shares of common stock
      issued and outstanding)                                             $1.00
                                                                -----------------
                                                                -----------------
Class B/C:
   Net asset value, offering price and redemption price per
      share ($246,504,104 / 246,504,104 shares of common
      stock issued and outstanding)                                       $1.00
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($1,419,356 / 1,419,356 shares of common stock issued
      and outstanding)                                                    $1.00
                                                                -----------------
                                                                -----------------

    10                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $ 2,384,674
                                                                -----------------
Expenses
   Management fee                                                      653,394
   Distribution fee                                                      1,428
   Transfer agent's fees and expenses                                  146,000
   Custodian's fees and expenses                                        36,000
   Reports to shareholders                                              35,000
   Legal fees and expenses                                              30,000
   Registration fees                                                    29,000
   Audit fee                                                            14,000
   Directors' fees                                                       4,000
   Insurance expense                                                     1,000
   Miscellaneous                                                         2,467
                                                                -----------------
      Total expenses                                                   952,289
                                                                -----------------
Net investment income                                                1,432,385
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             1,417
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 1,433,802
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     11

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months            Year
                                                      Ended              Ended
                                                December 31, 2002    June 30, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   1,432,385      $   5,240,214
   Net realized gain on investment
      transactions                                        1,417             32,513
                                                -----------------    -------------
   Net increase in net assets resulting from
      operations                                      1,433,802          5,272,727
                                                -----------------    -------------
Dividends and distributions to shareholders
   (Note 1)
   Class A                                              (11,068)           (39,290)
   Class B/C                                         (1,418,204)        (5,232,392)
   Class Z                                               (4,530)            (1,045)
                                                -----------------    -------------
                                                     (1,433,802)        (5,272,727)
                                                -----------------    -------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold                        165,403,238        213,585,675
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                     1,291,558          4,634,585
   Cost of shares reacquired                       (142,252,758)      (256,994,405)
                                                -----------------    -------------
   Net increase (decrease) in net assets from
      Series share transactions                      24,442,038        (38,774,145)
                                                -----------------    -------------
Total increase (decrease)                            24,442,038        (38,774,145)
NET ASSETS
Beginning of period                                 226,102,758        264,876,903
                                                -----------------    -------------
End of period                                     $ 250,544,796      $ 226,102,758
                                                -----------------    -------------
                                                -----------------    -------------

    12                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited)

      Special Money Market Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the 'Series'). Investment operations of the Series commenced on January 22, 1990.

      The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

      The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at December 31, 2002 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in
                                                                          13

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B/C and Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the six months ended December 31, 2002.

      PI, PIM and PIMS are indirect wholly-owned subsidiaries of The Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent and during the six months ended December 31, 2002, the Fund incurred fees of approximately $138,000 for the services of PMFS. As of December 31, 2002, approximately $22,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

$17,300 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $16,900 for the year ended December 31, 2002. As of December 31, 2002, approximately $200 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Capital
The Series offers Class A, Class B/C and Class Z shares.

      The Fund has authorized two billion shares of beneficial interest at $.001 par value.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                          Shares and
Class A                                                                  Dollar Amount
--------------------------------------------------------------------     -------------
Six months ended December 31, 2002:
Shares sold                                                              $   2,974,577
Shares issued in reinvestment of dividends and distributions                     9,737
Shares reacquired                                                           (2,527,226)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     457,088
                                                                         -------------
                                                                         -------------
Year ended June 30, 2002:
Shares sold                                                              $   3,080,571
Shares issued in reinvestment of dividends and distributions                    37,989
Shares reacquired                                                           (2,634,884)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     483,676
                                                                         -------------
                                                                         -------------
Class B/C
--------------------------------------------------------------------
Six months ended December 31, 2002:
Shares sold                                                              $ 160,923,044
Shares issued in reinvestment of dividends and distributions                 1,277,171
Shares reacquired                                                         (138,992,035)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $  23,208,180
                                                                         -------------
                                                                         -------------
Year ended June 30, 2002:
Shares sold                                                              $ 209,862,639
Shares issued in reinvestment of dividends and distributions                 4,595,697
Shares reacquired                                                         (254,358,693)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $ (39,900,357)
                                                                         -------------
                                                                         -------------

                                                                          15

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

                                                                          Shares and
Class Z                                                                  Dollar Amount
--------------------------------------------------------------------     -------------
Six months ended December 31, 2002:
Shares sold                                                              $   1,505,617
Shares issued in reinvestment of dividends and distributions                     4,650
Shares reacquired                                                             (733,497)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     776,770
                                                                         -------------
                                                                         -------------
Year ended June 30, 2002:
Shares sold                                                              $     642,465
Shares issued in reinvestment of dividends and distributions                       899
Shares reacquired                                                                 (828)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     642,536
                                                                         -------------
                                                                         -------------

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited)

                                                       Class A
                            -------------------------------------------------------------
                               Six Months              Year           January 26, 2001(b)
                                  Ended                Ended                Through
                            December 31, 2002      June 30, 2002         June 30, 2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period            $  1.00              $  1.00               $  1.00
Net investment income
  and net realized
  gains                             .005                 .019                  .018
Dividends and
  distributions to
  shareholders                     (.005)               (.019)                (.018)
                                 -------           -------------            -------
Net asset value, end of
  period                         $  1.00              $  1.00               $  1.00
                                 -------           -------------            -------
                                 -------           -------------            -------
TOTAL RETURN(a):                    0.51%                1.98%                 1.90%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000)                   $ 2,621              $ 2,164               $ 1,681
Average net assets
  (000)                          $ 2,266              $ 2,082               $   276
Ratios to average net
  assets:
   Expenses, including
      distribution and
      service (12b-1)
      fees                           .86%(c)              .87%                  .83%(c)
   Expenses, excluding
      distribution and
      service (12b-1)
      fees                           .73%(c)              .74%                  .70%(c)
   Net investment
      income                         .97%(c)             1.87%                 4.23%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class A shares.
(c) Annualized.

    See Notes to Financial Statements                                     17

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class B/C
                                                                -----------------
                                                                Six Months Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    1.00
Net investment income and net realized gains                             .006
Dividends and distributions to shareholders                             (.006)
                                                                -----------------
Net asset value, end of period                                      $    1.00
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                         0.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 246,504
Average net assets (000)                                            $ 256,114
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .73%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .73%(b)
   Net investment income                                                 1.10%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualzied.
(b) Annualized.

    18                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                            Class B/C
------------------------------------------------------------------
                       Year Ended June 30,
------------------------------------------------------------------
  2002         2001         2000         1999         1998
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
    .020         .054         .052         .047         .050
   (.020)       (.054)       (.052)       (.047)       (.050)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
    2.11%        5.63%        5.32%        4.80%        5.11%
$223,296     $263,196     $229,247     $320,524     $214,480
$246,999     $252,744     $308,237     $330,135     $239,047
     .74%         .70%         .68%         .65%         .75%
     .74%         .70%         .68%         .65%         .75%
    2.11%        5.36%        5.17%        4.71%        5.05%

    See Notes to Financial Statements                                     19

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                       Class Z
                            -------------------------------------------------------------
                               Six Months              Year           January 26, 2001(b)
                                  Ended                Ended                Through
                            December 31, 2002      June 30, 2002         June 30, 2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period            $  1.00              $  1.00               $  1.00
                                 -------           -------------            -------
Net investment income
  and net realized
  gains                             .006                 .014                  .001
Dividends and
  distributions to
  shareholders                     (.006)               (.014)                (.001)
                                 -------           -------------            -------
Net asset value, end of
  period                         $  1.00              $  1.00               $  1.00
                                 -------           -------------            -------
                                 -------           -------------            -------
TOTAL RETURN(a):                    0.57%                1.43%                 0.08%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000)                   $ 1,419              $   643               $    50(d)
Average net assets
  (000)                          $   847              $    83               $    50(d)
Ratios to average net
  assets:
   Expenses, including
      distribution and
      service (12b-1)
      fees                           .73%(e)              .74%                  .70%(c)
   Expenses, excluding
      distribution and
      service (12b-1)
      fees                           .73%(e)              .74%                  .70%(c)
   Net investment
      income                        1.06%(e)             1.27%                 2.43%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d) Figure is actual and not rounded to nearest thousand.
(e) Annualized.

    20                                     See Notes to Financial Statements

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (calling from outside the U.S.)

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr, President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant
    Secretary
Maryanne Ryan, Anti-Money Laundering
    Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004

Fund Symbols    Nasdaq     CUSIP
-----------     ------     -----
Class A          N/A      84741P102
Class B/C       PBSXX     84741P201
Class Z          N/A      84741P300

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

Visit our websites at:
www.prudential.com
www.strategicpartners.com

PRUDENTIAL FINANCIAL (LOGO)


Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         N/A      84741P102
Class B/C       PBSXX    84741P201
Class Z         N/A      84741P300

MF141E2    IFS-A077786

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.